Schedule of Selling General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Non-interest Expense Detail
Legal and accounting									$ 274	$ 244
Salaries and related expenses									1,708	1,611
Board related expenses									108	103
Advertising									40	134
Rent and utilities									61	74
Loan and foreclosed asset expenses									87	163
Travel									182	167
Other									236	187
Total SG&A	$ 662	$ 591	$ 617	$ 826	$ 672	$ 603	$ 713	$ 695	$ 2,696	$ 2,683